Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Income
Impairment charges, other-than-temporary impairment charges	$ (366)	$ (431)	$ (916)
Impairment charges, other comprehensive (loss) income	$ 1,183	$ 1,805	$ (123)